Summary of Significant Accounting Policies - Effect of Transition of Shareholders' Equity (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 9,378,000	$ 9,378,000	[1]	$ 8,321,000	$ 8,321,000	[1]	$ 6,935,000	$ 9,923,000	$ 7,322,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity		6,403,000	[2]		440,000	[2]		(324,000)	1,366,000
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity		$ (3,378,000)	[2]		1,360,000	[2]		$ 3,821,000	$ 2,398,000
Deferred acquisition costs | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							0
Deferred acquisition costs | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							106,000
Reinsurance recoverable on market risk benefits | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							0
Reinsurance recoverable on market risk benefits | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							(34,000)
Reserves for future policy benefits and claims payable | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							97,000
Reserves for future policy benefits and claims payable | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							141,000
Market risk benefits | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							(2,700,000)
Market risk benefits | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							(598,000)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 9,155,000			$ 11,074,000	$ 11,074,000		9,923,000
As Previously Reported | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							(2,603,000)
As Previously Reported | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity							$ (385,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.